Contribution Plan - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Mainland China
Defined Contribution Pension And Other Postretirement Plans Disclosure [Abstract]
Contributions for employee benefits	¥ 118,864	¥ 99,013	¥ 73,934